Fair value measurements - financial assets and liabilities not measured at fair value on a recurring basis (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities	€ 1,693	€ 1,640
Not measured at fair value in statement of financial position but for which fair value is disclosed | Borrowings [Member]
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities	19,424	11,261
Financial liabilities, at fair value	20,549	11,775
Not measured at fair value in statement of financial position but for which fair value is disclosed | Asset-backed financing
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities	41	151
Financial liabilities, at fair value	41	151
Not measured at fair value in statement of financial position but for which fair value is disclosed | Notes
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities	8,454	6,392
Financial liabilities, at fair value	9,314	6,900
Not measured at fair value in statement of financial position but for which fair value is disclosed | Notes | Level 1
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	9,307	6,893
Not measured at fair value in statement of financial position but for which fair value is disclosed | Notes | Level 2
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	7	7
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other debt
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities	10,929	4,718
Financial liabilities, at fair value	11,194	4,724
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other debt | Level 2
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	10,597	3,865
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other debt | Level 3
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	597	859
Not measured at fair value in statement of financial position but for which fair value is disclosed | Receivables From Financing Activities
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets	1,943	2,575
Financial assets, at fair value	1,935	2,569
Not measured at fair value in statement of financial position but for which fair value is disclosed | Dealer financing
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets	1,065	1,737
Financial assets, at fair value	1,065	1,736
Not measured at fair value in statement of financial position but for which fair value is disclosed | Retail financing
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets	512	613
Financial assets, at fair value	504	608
Not measured at fair value in statement of financial position but for which fair value is disclosed | Finance lease
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets	6	3
Financial assets, at fair value	6	3
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other receivables from financing activities
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets	360	222
Financial assets, at fair value	€ 360	€ 222